Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Preferred Shares
Schedule of Preferred shares

	Series A and A-1 Preferred Shares		Series B Preferred Shares		Series C Preferred Shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB

Balance as of December 31, 2011	191,894,000	255,850	84,786,405	126,417	258,316,305	3,150,443

Preferred shares redemption value accretion	—	—	—	—	—	1,587,454

Balance as of December 31, 2012	191,894,000	255,850	84,786,405	126,417	258,316,305	4,737,897

Preferred shares redemption value accretion	—	—	—	—	—	2,435,366
Conversion of Series B Preferred Shares to ordinary shares	—	—	(25,247,161)	(38,176)	—	—

Balance as of December 31, 2013	191,894,000	255,850	59,539,244	88,241	258,316,305	7,173,263

Preferred shares redemption value accretion	—	—	—	—	—	7,957,640
Conversion of Series A and A-1 Preferred Shares to Class A ordinary shares	(191,894,000)	(255,850)
Conversion of Series B Preferred Shares to Class A ordinary shares			(59,539,244)	(88,241)
Conversion of Series C Preferred Shares to Class A ordinary shares	—	—	—	—	(258,316,305)	(15,130,903)

Balance as of December 31, 2014	—	—	—	—	—	—

Schedule of Company's Preferred shares activities

Series	Issuance Date	Shares Issued	Issue Price per Share	Proceeds from Issuance	Shares Outstanding		Carrying Amount
			US$	US$			RMB

A	March 27, 2007	155,000,000	0.0323	5,000	155,000,000		215,626
A-1	August 15, 2007	130,940,000	0.0382	5,000	36,894,000		40,224
B	January 12, 2009	235,310,000	0.0892	21,000	59,539,244		88,241
C	September 21, 2010	178,238,250	0.7742	138,000	258,316,305	*	15,130,903

*Among total shares outstanding, 64,579,075 shares and 15,498,980 shares were re-designated from Series A-1 and Series B preferred shares in conjunction with the issuance of the Series C Preferred Shares